Financial instruments	3 Months Ended
Jan. 31, 2019
Text block [abstract]
Financial instruments
20.	Financial instruments

(a) Risk management

The Bank’s principal business activities result in a balance sheet that consists primarily of financial instruments. In addition, the Bank uses derivative financial instruments for both trading and hedging purposes. The principal financial risks that arise from transacting financial instruments include credit risk, liquidity risk and market risk. The Bank’s framework to monitor, evaluate and manage these risks is consistent with that in place as at October 31, 2018.

(i) Credit risk

Credit risk is the risk of loss resulting from the failure of a borrower or counterparty to honour its financial or contractual obligations to the Bank.

Credit risk exposures disclosed below are presented based on the Basel framework utilized by the Bank. The Bank uses the Advanced Internal Ratings-Based approach (AIRB) for all material Canadian, U.S. and European portfolios, and for a significant portion of the international corporate and commercial portfolios. The remaining portfolios, including other international portfolios, are treated under the standardized approach. Under the AIRB approach, the Bank uses internal risk parameter estimates, based on historical experience.

Under the standardized approach, credit risk is estimated using the risk weights as prescribed by the Basel framework, either based on credit assessments by external rating agencies or based on the counterparty type for non-retail exposures and product type for retail exposures.

Exposure at default(1)	As at
	January 31, 2019			October 31 2018
($ millions)	AIRB	Standardized	Total	Total
By exposure sub-type
Non-retail
Drawn(2)(3)	$356,655	$65,579	$422,234	$425,009
Undrawn commitments	89,393	5,139	94,532	92,303
Other exposures(4)	92,862	11,298	104,160	105,232
Total non-retail	$538,910	$82,016	$620,926	$622,544
Retail
Drawn(5)	$195,020	$91,650	$286,670	$278,605
Undrawn commitments	47,729	–	47,729	48,085
Total retail	$242,749	$91,650	$334,399	$326,690
Total	$781,659	$173,666	$955,325	$949,234
(1)	After credit risk mitigation and excludes equity securities and other assets.
(2)	Non-retail AIRB drawn exposures include government guaranteed and privately insured mortgages.
(3)	Non-retail drawn includes loans, bankers’ acceptances, deposits with financial institutions and FVOCI debt securities.
(4)	Includes off-balance sheet lending instruments such as letters of credit, letters of guarantee, securitizations, over-the-counter derivatives and repo-style transactions net of related collateral.
(5)	Retail drawn includes residential mortgages, credit cards, lines of credit and other personal loans.

Credit quality of non-retail exposures

The Bank’s non-retail portfolio is well diversified by industry. A significant portion of the authorized corporate and commercial lending portfolio was internally assessed at a grade that would generally equate to an investment grade rating by external rating agencies. There has not been a significant change in concentrations of credit risk since October 31, 2018.

Credit quality of retail exposures

The Bank’s retail portfolios consist of a number of relatively small loans to a large number of borrowers. The portfolios are distributed across Canada and a wide range of countries. As such, the portfolios inherently have a high degree of diversification. In addition, as of January 31, 2019, 42% (October 31, 2018 – 43%) of the Canadian residential mortgage portfolio is insured. The average loan-to-value ratio of the uninsured portion of the Canadian residential mortgage portfolio is 55% (October 31, 2018 – 54%).

Retail standardized portfolio

The retail standardized portfolio of $92 billion as at January 31, 2019 (October 31, 2018 – $87 billion), was comprised of residential mortgages, personal loans, credit cards and lines of credit to individuals, mainly in Latin America and the Caribbean. Of the total retail standardized exposures, $48 billion (October 31, 2018 – $45 billion) was represented by mortgages and loans secured by residential real estate, mostly with a loan-to-value ratio of below 80%.

(ii) Liquidity risk

Liquidity risk is the risk that the Bank is unable to meet its financial obligations in a timely manner at reasonable prices. The Bank’s liquidity risk is subject to extensive risk management controls and is managed within the framework of policies and limits approved by the Board. The Board receives reports on risk exposures and performance against approved limits. The Asset/Liability Committee (ALCO) provides senior management oversight of liquidity risk.

The key elements of the Bank’s liquidity risk management framework include:

•	liquidity risk measurement and management limits, including limits on maximum net cash outflow by currency over specified short-term horizons;

•	prudent diversification of its wholesale funding activities by using a number of different funding programs to access the global financial markets and manage its maturity profile, as appropriate;

•	large holdings of liquid assets to support its operations, which can generally be sold or pledged to meet the Bank’s obligations;

•	liquidity stress testing, including Bank-specific, global-systemic, and combination systemic/specific scenarios; and

•	liquidity contingency planning.

The Bank’s foreign operations have liquidity management frameworks that are similar to the Bank’s framework. Local deposits are managed from a liquidity risk perspective based on the local management frameworks and regulatory requirements.

(iii) Market risk

Market risk arises from changes in market prices and rates (including interest rates, credit spreads, equity prices, foreign exchange rates and commodity prices), the correlations among them, and their levels of volatility.

Interest rate risk

Interest rate risk is the risk of loss due to the following: changes in the level, slope and curvature of the yield curve; the volatility of interest rates; and mortgage prepayment rates.

Non-trading foreign currency risk

Foreign currency risk is the risk of loss due to changes in spot and forward rates.

As at January 31, 2019, a one per cent increase (decrease) in the Canadian dollar against all currencies in which the Bank operates decreases (increases) the Bank’s before-tax annual earnings by approximately $66 million (October 31, 2018 – $65 million; January 31, 2018 – $59 million) in the absence of hedging activity, primarily from exposure to U.S. dollars. The Bank hedges a portion of this foreign currency risk.

A similar change in the Canadian dollar as at January 31, 2019, would decrease (increase) the unrealized foreign currency translation gains in the accumulated other comprehensive income section of shareholders’ equity by approximately $391 million (October 31, 2018 – $384 million; January 31, 2018 – $334 million), net of hedging.

Non-trading equity risk

Equity risk is the risk of loss due to adverse movements in equity prices. The Bank is exposed to equity risk through its investment equity portfolios. The fair value of investment equity securities is shown in Note 7.

Trading portfolio risk management

The table below shows the Bank’s VaR by risk factor along with Stressed VaR:

	For the three months ended			As at	As at
	January 31, 2019			January 31 2019	October 31 2018	January 31 2018
($ millions)	Average	High	Low
Credit spread plus interest rate	$11.3	$15.2	$8.2	$9.8	$11.0	$14.4
Credit spread	6.8	9.8	3.8	6.1	6.2	9.0
Interest rate	8.4	12.6	6.4	7.0	7.7	11.5
Equities	4.0	8.1	2.1	4.2	5.8	2.4
Foreign exchange	2.3	3.2	1.5	2.5	2.8	2.7
Commodities	2.0	4.7	1.4	2.5	1.7	1.9
Debt specific	4.4	5.9	3.2	4.3	3.6	2.9
Diversification effect	(11.4)	n/a	n/a	(12.3)	(11.7)	(10.1)
Total VaR	$12.6	$16.2	$10.3	$11.0	$13.2	$14.2
Total Stressed VaR	$45.3	$58.9	$31.0	$34.7	$44.6	$55.6

(iv) Operational risk

Operational risk is the risk of loss, whether direct or indirect, to which the Bank is exposed due to inadequate or failed internal processes or systems, human error, or external events. Operational risk includes legal and regulatory risk, business process and change risk, fiduciary or disclosure breaches, cyber risks, technology failure, financial crime and environmental risk. It exists in some form in every Bank business and function.

Operational risk can not only result in financial loss, but also regulatory sanctions and damage to the Bank’s reputation. The Bank has developed policies, processes and assessment methodologies to ensure that operational risk is appropriately identified and managed with effective controls.

(b) Financial instruments designated at fair value through profit or loss

In accordance with its risk management strategy, the Bank has elected to designate certain investments and senior note liabilities at fair value through profit or loss to reduce an accounting mismatch between fair value changes in these instruments and fair value changes in related derivatives, and where a hybrid financial liability contains one or more embedded derivatives that are not closely related to the host contract. Changes in fair value of financial liabilities arising from the Bank’s own credit risk are recognized in other comprehensive income, without subsequent reclassification to net income.

The cumulative fair value adjustment due to own credit risk is determined at a point in time by comparing the present value of expected future cash flows over the term of these liabilities discounted at the Bank’s effective funding rate, and the present value of expected future cash flows discounted under a benchmark rate.

The following table presents the fair value of assets and liabilities designated at fair value through profit or loss and their changes in fair value.

	Fair value		Change in fair value			Cumulative change in fair value(1)
	As at		For the three months ended				As at
($ millions)	January 31 2019	October 31 2018	January 31 2019	October 31 2018	January 31 2018	January 31 2019	October 31 2018	January 31 2018
Assets
Investment securities(2)	$14	$12	$–	$–	$–	$–	$–	$–
Liabilities
Senior note liabilities(3)	$9,907	$8,188	$(176)	$684	$59	$602	$778	$(32)
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.
(2)	Changes in fair value are recorded in non-interest income – other.
(3)

Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest income – trading revenues.

The following table presents the changes in fair value attributable to changes in the Bank’s own credit risk for financial liabilities designated at fair value through profit or loss as well as their contractual maturity and carrying amounts.

	Senior Note Liabilities
($ millions)	Contractual maturity amount	(1)	Carrying value	Difference between carrying value and contractual maturity amount	Changes in fair value for the three month period attributable to changes in own credit risk recorded in other comprehensive income	Cumulative changes in fair value attributable to changes in own credit risk (1)
As at January 31, 2019	$ 10,509		$ 9,907	$ 602	$ 30	$ (36)
As at October 31, 2018	8,966		8,188	778	(46)	(66)
As at January 31, 2018	5,013		5,045	(32)	(7)	(43)
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.

(c) Financial instruments – fair value

Fair value of financial instruments

The calculation of fair value is based on market conditions at a specific point in time and therefore may not be reflective of future fair values. The Bank has controls and processes in place to ensure that the valuation of financial instruments is appropriately determined.

Refer to Note 7 of the Bank’s consolidated financial statements in the 2018 Annual Report for the valuation techniques used to fair value its significant financial assets and liabilities.

The following table sets out the fair values of financial instruments of the Bank and excludes non-financial assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	As at
	January 31, 2019		October 31, 2018
($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$52,942	$52,942	$62,269	$62,269
Trading assets	106,956	106,956	100,262	100,262
Financial instruments designated at fair value through profit or loss	14	14	12	12
Securities purchased under resale agreements and securities borrowed	127,959	127,959	104,018	104,018
Derivative financial instruments	32,161	32,161	37,558	37,558
Investment securities – other	57,335	57,335	57,653	57,653
Investment securities – amortized cost	20,459	20,651	20,316	20,743
Loans	568,656	566,105	553,758	551,834
Customers’ liability under acceptances	18,737	18,737	16,329	16,329
Other financial assets	13,079	13,079	10,913	10,913
Liabilities:
Deposits	690,101	690,879	674,535	676,534
Financial instruments designated at fair value through profit or loss	9,907	9,907	8,188	8,188
Acceptances	18,746	18,746	16,338	16,338
Obligations related to securities sold short	31,621	31,621	32,087	32,087
Derivative financial instruments	35,970	35,970	37,967	37,967
Obligations related to securities sold under repurchase agreements and securities lent	116,527	116,527	101,257	101,257
Subordinated debentures	7,593	7,492	5,267	5,698
Other financial liabilities	36,446	36,231	35,432	34,805

(d) Fair value hierarchy

The best evidence of fair value for a financial instrument is the quoted price in an active market. Unadjusted quoted market prices for identical instruments represent a Level 1 valuation. Where possible, valuations are based on quoted prices or observable inputs obtained from active markets.

Quoted prices are not always available for over-the-counter transactions, as well as transactions in inactive or illiquid markets. In these instances, internal models that maximize the use of observable inputs are used to estimate fair value. The chosen valuation technique incorporates all the factors that market participants would take into account in pricing a transaction. When all significant inputs to models are observable, the valuation is classified as Level 2. Financial instruments traded in a less active market are valued using indicative market prices, present value of cash flows or other valuation techniques. Fair value estimates do not consider forced or liquidation sales.

Where financial instruments trade in inactive markets or when using models where observable parameters do not exist, greater management judgment is required for valuation purposes. Valuations that require the significant use of unobservable inputs are considered as Level 3.

The following table outlines the fair value hierarchy and instruments carried at fair value on a recurring basis.

	As at
	As at January 31, 2019				As at October 31, 2018
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals(1)	$–	$3,608	$14	$3,622	$–	$3,175	$16	$3,191
Trading assets
Loans	–	13,161	–	13,161	–	14,334	–	14,334
Canadian federal government and government guaranteed debt	12,497	1,843	–	14,340	13,003	–	–	13,003
Canadian provincial and municipal debt	–	10,043	–	10,043	–	10,159	–	10,159
US treasury and other US agencies’ debt	9,070	–	–	9,070	7,164	–	–	7,164
Other foreign governments’ debt	3,068	2,161	–	5,229	4,610	1,833	–	6,443
Corporate and other debt	8	9,548	18	9,574	3	8,984	18	9,005
Income funds	31	–	–	31	29	–	–	29
Equity securities	44,499	261	–	44,760	39,513	158	–	39,671
Other(2)	748	–	–	748	454	–	–	454
	$69,921	$40,625	$32	$110,578	$64,776	$38,643	$34	$103,453
Financial assets designated at fair value through profit or loss	$14	$–	$–	$14	$12	$–	$–	$12
Investment securities(3)
Canadian federal government and government guaranteed debt	5,186	2,646	–	7,832	6,373	2,518	–	8,891
Canadian provincial and municipal debt	237	3,291	–	3,528	366	3,986	–	4,352
US treasury and other US agencies’ debt	20,218	473	–	20,691	18,472	669	–	19,141
Other foreign governments’ debt	9,827	9,830	31	19,688	10,457	9,485	48	19,990
Corporate and other debt	230	1,944	17	2,191	732	1,818	13	2,563
Mortgage-backed securities	–	1,600	–	1,600	–	906	–	906
Equity securities	833	271	701	1,805	838	263	709	1,810
	$36,531	$20,055	$749	$57,335	$37,238	$19,645	$770	$57,653
Derivative financial instruments
Interest rate contracts	$–	$9,934	$46	$9,980	$–	$8,927	$112	$9,039
Foreign exchange and gold contracts	–	18,771	–	18,771	5	22,197	–	22,202
Equity contracts	578	221	2	801	797	1,556	8	2,361
Credit contracts	–	307	–	307	–	349	–	349
Commodity contracts	68	2,234	–	2,302	92	3,515	–	3,607
	$646	$31,467	$48	$32,161	$894	$36,544	$120	$37,558
Liabilities:
Deposits(4)	$–	$(205)	$–	$(205)	$–	$(401)	$–	$(401)
Financial liabilities designated at fair value through profit or loss	–	9,907	–	9,907	–	8,188	–	8,188
Obligations related to securities sold short	26,434	5,187	–	31,621	24,563	7,524	–	32,087
Derivative financial instruments
Interest rate contracts	–	10,761	32	10,793	–	11,012	74	11,086
Foreign exchange and gold contracts	3	18,186	–	18,189	–	20,537	–	20,537
Equity contracts	967	2,712	7	3,686	1,057	1,884	5	2,946
Credit contracts	–	58	–	58	–	70	–	70
Commodity contracts	26	3,218	–	3,244	34	3,294	–	3,328
	$996	$34,935	$39	$35,970	$1,091	$36,797	$79	$37,967
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable.
(2)	Represents energy related assets.
(3)	Excludes debt investment securities measured at amortized cost of $20,651 (October 31, 2018 – $20,743).
(4)	These amounts represent embedded derivatives bifurcated from structured notes.

Level 3 instrument fair value changes

Financial instruments categorized as Level 3 as at January 31, 2019, in the fair value hierarchy comprise certain precious metals, certain foreign government bonds, structured corporate bonds, investments in private equity securities and complex derivatives.

The following table summarizes the changes in Level 3 instruments carried at fair value for the three months ended January 31, 2019.

All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	As at January 31, 2019
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value, end of the quarter	Changes in unrealized gains/(losses) recorded in income for instruments still held(1)
Precious metals	$16	$–	$–	$–	$(2)	$–	$14	$–
	16	–	–	–	(2)	–	14	–
Trading assets
Corporate and other debt	18	–	–	–	–	–	18	–
	18	–	–	–	–	–	18	–
Investment securities
Other foreign governments’ debt	48	–	(1)	–	(9)	(7)	31	n/a
Corporate and other debt	13	–	4	–	–	–	17	n/a
Equity securities	709	12	8	85	(90)	(23)	701	12
	770	12	11	85	(99)	(30)	749	12
Derivative financial instruments – assets
Interest rate contracts	112	(54)	–	4	(16)	–	46	(54)
Equity contracts	8	(4)	–	–	–	(2)	2	(4	)(2)
Derivative financial instruments – liabilities
Interest rate contracts	(74)	31	–	(3)	14	–	(32)	31	(3)
Equity contracts	(5)	–	–	–	–	(2)	(7)	–	(2)
	41	(27)	–	1	(2)	(4)	9	(27)
Total	$845	$(15)	$11	$86	$(103)	$(34)	$790	$(15)
(1)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(2)

Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

(3)

Certain unrealized losses on interest rate derivative contracts are largely offset by mark-to-market changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.

The following table summarizes the changes in Level 3 instruments carried at fair value for the three months ended October 31, 2018:

	As at October 31, 2018
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income(1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Precious metals	$11	$–	$–	$5	$–	$–	$16
Trading assets	20	–	–	–	(2)	–	18
Investment securities	750	9	–	70	(39)	(20)	770
Derivative financial instruments	28	2	–	–	–	11	41
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.

Significant transfers

Significant transfers can occur between the fair value hierarchy levels when additional or new information regarding valuation inputs and their refinement and observability become available. The Bank recognizes transfers between levels of the fair value hierarchy as of the end of the reporting period during which the change has occurred.

There were no significant transfers into and out of Level 3 during the three months ended January 31, 2019 and October 31, 2018.

Level 3 sensitivity

The Bank applies judgment in determining unobservable inputs used to calculate the fair value of Level 3 instruments.

Refer to Note 7 of the Bank’s audited consolidated financial statements for the year ended October 31, 2018 for a description of the significant unobservable inputs for Level 3 instruments and the potential effect that a change in each unobservable input may have on the fair value measurement. There have been no significant changes to the Level 3 sensitivities during the quarter.